Share capital - Summary of Outstanding Share Price Warrants (Detail)	12 Months Ended
Apr. 30, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Abstract]
Outstanding beginning balance, shares | shares	3,250,000
Expired | shares	(3,250,000)
Weighted average exercise price, beginning balance | $ / shares	$ 0.21
Expired | $ / shares	$ 0.21